Basis of Presentation of the Consolidated Financial Statements - Ownership (Detail)		12 Months Ended
	Jun. 07, 2018	Dec. 31, 2018	Dec. 31, 2017
Enel Distribucin Rio S.A. (formerly Ampla Energa S.A.)
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		99.73%	99.64%
Percentage of Ownership		99.73%	99.64%
EGP Cachoeira Dourada S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		99.75%	99.75%
Percentage of Ownership		99.75%	99.75%
Enel Generacin Fortaleza S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		100.00%	100.00%
Percentage of Ownership		100.00%	100.00%
Enel Cien S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		100.00%	100.00%
Percentage of Ownership		100.00%	100.00%
Enel Distribucin Ceara
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		74.05%	74.05%
Percentage of Ownership		74.05%	74.05%
Enel Brasil S A
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		100.00%	97.67%
Percentage of indirect ownership		0.00%	2.33%
Percentage of Ownership		100.00%	100.00%
Enel X Brasil S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		100.00%	100.00%
Percentage of Ownership		100.00%	100.00%
Enel Distribucion Goias S.A. (Distribucion) [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		99.93%	99.93%
Percentage of Ownership		99.93%	99.93%
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		95.88%	0.00%
Percentage of Ownership		95.88%	0.00%
Enel Green Power Volta Grande [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		100.00%	100.00%
Percentage of Ownership		100.00%	100.00%
Ingendesa do Brasil Ltda. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		1.00%	1.00%
Percentage of indirect ownership		0.00%	0.00%
Percentage of Ownership		1.00%	1.00%
Enel Brasil Investimento Sudeste S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		100.00%	0.00%
Percentage of Ownership	100.00%	100.00%	0.00%
Central Generadora Fotovoltaica Sao Fancisco Ltda.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		100.00%	0.00%
Percentage of Ownership		100.00%	0.00%
Nuxer Trading S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		100.00%	0.00%
Percentage of Ownership		100.00%	0.00%
Central Dock Sud S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		70.24%	70.24%
Percentage of Ownership		70.24%	70.24%
Compania de Transmision del Mercosur S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		100.00%	100.00%
Percentage of Ownership		100.00%	100.00%
Distrilec Inversora S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		51.50%	51.50%
Percentage of indirect ownership		0.00%	0.00%
Percentage of Ownership		51.50%	51.50%
Empresa Distribuidora Sur S.A. (Distribution)
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		99.45%	99.45%
Percentage of Ownership		99.45%	99.45%
Enel Argentina S A Formerly Named Endesa Argentina S A
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		99.92%	99.88%
Percentage of indirect ownership		0.00%	0.00%
Percentage of Ownership		99.92%	100.00%
Enel Trading Argentina S R L
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		55.00%	55.00%
Percentage of indirect ownership		45.00%	45.00%
Percentage of Ownership		100.00%	100.00%
Enel Generacion Costanera S A Ex Endesa Costanera S A
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		75.68%	75.68%
Percentage of Ownership		75.68%	75.68%
Enel Generacion El Chocon S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		67.67%	67.67%
Percentage of Ownership		67.67%	67.67%
Hidroinvest S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		41.94%	41.94%
Percentage of indirect ownership		54.76%	54.76%
Percentage of Ownership		96.70%	96.09%
Inversora Dock Sud S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		57.14%	57.14%
Percentage of indirect ownership		0.00%	0.00%
Percentage of Ownership		57.14%	57.14%
Transportadora de Energia S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		100.00%	100.00%
Percentage of Ownership		100.00%	100.00%
Compania Distribuidora y Comercializadora de Energia S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		48.30%	48.30%
Percentage of indirect ownership		0.00%	0.00%
Percentage of Ownership		48.30%	48.41%
Emgesa S.A. E.S.P. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		48.48%	48.48%
Percentage of indirect ownership		0.00%	0.00%
Percentage of Ownership		48.48%	48.48%
Inversora Codensa S.A.S. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		100.00%	100.00%
Percentage of Ownership		100.00%	100.00%
Sociedad Portuaria Central Cartagena S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		99.85%	99.85%
Percentage of Ownership		99.85%	99.85%
Enel X Colombia S.A.S [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		100.00%	0.00%
Percentage of Ownership		100.00%	0.00%
Enel Peru S.A.C.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		100.00%	100.00%
Percentage of indirect ownership		0.00%	0.00%
Percentage of Ownership		100.00%	100.00%
Chinango S.A.C.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		80.00%	80.00%
Percentage of Ownership		80.00%	80.00%
Enel Generacion Peru S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		83.60%	83.60%
Percentage of Ownership		83.60%	83.60%
Enel Distribucin Per S.A.A
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		83.15%	83.18%
Percentage of Ownership		83.15%	83.18%
Enel Generacion Peru S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		96.50%	96.50%
Percentage of Ownership		96.50%	96.50%
Compania Energetica Veracruz S.A.C [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		0.00%	0.00%
Percentage of indirect ownership		100.00%	100.00%
Percentage of Ownership		100.00%	100.00%